SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
Redeemable preferred shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
3.	Significant accounting policies:
(a)	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make judgements, estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements, and reported amounts of expenses during the period. Actual results and outcomes could differ significantly from the Company’s estimates, judgments, and assumptions. Significant estimates include the valuation of the Company’s common shares, share-based compensation, convertible notes, SIF contribution liabilities, SAFE liabilities, PIPE subscription liabilities, warrants and certain accruals. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods. As future events and their effects cannot be determined with precision, actual results could materially differ from those estimates and assumptions.

(b)	Recently issued and newly adopted accounting pronouncements:
(i)	Accounting pronouncements not yet adopted:

In November 2024, the FASB issued Accounting Standards Update (“ASU”) 2024-03, Income Statement - Reporting Comprehensive Income: Expense Disaggregation Disclosures (subtopic 220-40): Disaggregation of Income Statement Expenses, which includes amendments to require the disclosure of certain specific costs and expenses that are included in a relevant expense caption on the face of the income statement. Specific costs and expenses that would be required to be disclosed include: purchases of inventory, employee compensation, depreciation and intangible asset amortization. Additionally, a qualitative description of other items is required, equal to the difference between the relevant expense caption and the separately disclosed specific costs. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, and are applied either prospectively or retrospectively at the option of the Company. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and disclosures.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. This update establishes authoritative guidance on the accounting for government grants received by business entities. The standard is effective for our annual and interim reporting periods beginning in 2029, with early adoption permitted. The standard may be applied using a modified prospective, modified retrospective or full retrospective transition approach. We are currently evaluating the timing and method of adoption and assessing the impact of this ASU on our financial statements and disclosures.

3.Significant accounting policies:

(a)	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make judgements, estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements, and reported amounts of expenses during the period. Actual results and outcomes could differ significantly from the Company’s estimates, judgments, and assumptions. Significant estimates include the valuation of share-based compensation, convertible notes, SIF contribution liabilities, SAFE liabilities, warrants and certain accruals. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods. As future events and their effects cannot be determined with precision, actual results could materially differ from those estimates and assumptions.

(b)	Cash and cash equivalents, and restricted cash:

Cash and cash equivalents, and restricted cash are composed of cash and short-term, highly liquid investments with an original maturity of three months or less, which are readily convertible into a known amount of cash and subject to insignificant changes in value.

Restricted cash includes cash that has been pledged as security and is not available for immediate disbursement.

3.Significant accounting policies: (continued)

(c)	Government assistance:

Government assistance includes grants and investment tax credits. As U.S. GAAP lacks specific authoritative guidance for the accounting of government grants to for-profit entities, the Company has elected to apply IAS 20, Accounting for Government Grants and Disclosure of Government Assistance, by analogy. The Company receives government assistance from various government agencies. Government assistance is recognized when there is reasonable assurance that the Company has complied with, and will continue to comply with, all conditions specified in the agreement necessary to obtain the grant. Government assistance related to the acquisition of property and equipment are deducted against the carrying amount of the asset. Government assistance related to current expenditures are recorded into government assistance in the same period as the expenses are incurred for which the claim relates. Government assistance received in advance of expense recognition are recorded as deferred government contributions on the consolidated balance sheets. The ultimate realization of income is subject to government approval. Any adjustment to the amounts claimed will be recognized in the year in which the adjustment occurs or is known.

(d)	Property and equipment:

Property and equipment are recorded at cost including acquisition and installation costs, less government assistance where applicable. Depreciation and amortization is computed on a straight-line basis over the estimated useful lives of the related assets. The following represents the estimated useful lives of property and equipment as of December 31, 2025:

Machinery and equipment	3 - 5 years
Computers, software and hardware	2 - 3 years
Leasehold improvements	Shorter of the estimated
lease term or useful life

Maintenance and repairs are charged to expense as incurred, and improvements are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation and amortization are removed from the accounts, and any resulting gain or loss is reflected in the accompanying consolidated statements of operations and comprehensive loss in the period realized.

(e)	Impairment of long-lived assets:

The Company evaluates long-lived assets or asset groups for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets held and used is measured by comparing the carrying amounts of an asset or asset group to the estimated future undiscounted cash flows expected to be generated by that asset or asset group. If the carrying amount of an asset or asset group exceeds its estimated undiscounted future cash flows, the asset is written down to its estimated fair value, which is determined using discounted net cash flows, or other measures of fair value. Assets to be disposed of are reported at the lower of their carrying amount or fair value less costs to sell.

3.Significant accounting policies: (continued)

(f)	Leases:

The Company determines if a contract is a lease or contains a lease at the inception of the contract and reassesses that conclusion if the contract is modified. In accordance with ASC842 Leases, the Company accounts for a contract as a lease when the Company has the right to direct the use of the asset for a period of time while obtaining substantially all of the asset’s economic benefits. All leases are assessed for classification as an operating lease or a finance lease.

The Company’s lease liabilities are recognized at the lease commencement date based on the present value of the lease payments required to be paid over the lease term. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate (“IBR”) to discount the lease payments to present value. The estimated IBR is derived from information available at the lease commencement date. The Company’s right-of-use (“ROU”) assets are also recognized at the lease commencement date. The ROU asset equals the carrying amount of the related lease liability, adjusted for any lease payments made prior to lease commencement and lease incentives provided by the lessor. Variable lease payments are expensed as incurred and do not factor into the measurement of the applicable ROU asset or lease liability.

The term of the Company’s leases equals the non-cancellable period of the lease, including any rent-free periods provided by the lessor, and includes options to renew or extend the lease (including by not terminating the lease) that the Company is reasonably certain to exercise. The Company establishes the term of each lease at lease commencement and reassesses that term in subsequent periods when one of the triggering events outlined in Topic 842 occurs. Operating lease cost for lease payments is recognized on a straight-line basis over the lease term.

The Company’s lease contracts often include lease and non-lease components. The Company has elected the practical expedient not to separate the lease from non-lease components and accounts for them as a single lease component.

The Company has elected, for all classes of underlying assets, not to recognize ROU assets and lease liabilities for leases with a term of twelve months or less. Lease cost for short-term leases is recognized on a straight-line basis over the lease term.

(g)	Convertible notes:

The Company has elected to classify and measure the entire hybrid convertible notes under the fair value option for convertible debt. The convertible notes are recorded at their estimated fair value on the balance sheet with gains and losses associated with changes in the fair value of the convertible debentures recorded in the statements of operations, except for changes in fair value attributable to changes in the credit risk of the liability, which must be presented in other comprehensive loss. The liability’s credit risk is represented by the difference between the discount rate associated with the liability and the risk-free rate.

(h)	Deferred income taxes:

Deferred tax assets and liabilities are determined based on differences in the financial statement carrying amounts and the tax bases of assets and liabilities, using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. The Company considers many factors when assessing the likelihood of future realization of its deferred tax assets, including recent earnings experience by jurisdiction, expectations of future taxable income, and the carry forward periods available for tax reporting purposes, as well as other relevant factors. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more likely than not to be realized.

The Company evaluates tax positions taken or expected to be taken in the course of preparing tax returns to determine whether the tax positions have met a “more-likely-than-not” threshold of being sustained by the applicable tax authority. Tax benefits related to tax positions not deemed to meet the “more-likely-than-not” threshold are not recognized in the consolidated financial statements.

3.Significant accounting policies: (continued)

(i)	Advertising:

Advertising costs are expensed as incurred and are included in business development, marketing, communications and government relations in the consolidated statement of operations and comprehensive loss. Advertising expenses were insignificant in the periods presented.

(j)	Research and development costs:

Research and development costs are expensed as incurred. These costs primarily consist of personnel and related expenses, contractor and consultant fees, stock-based compensation, prototype equipment and tie-ins to facility, supplies and materials, and corporate overhead allocations.

(k)	Internal-use software:

The Company capitalizes qualifying internal-use software development costs incurred during the application development stage for internal tools and cloud-based applications used to deliver its planned services, provided that management with the relevant authority authorizes and commits to the funding of the project, it is probable the project will be completed, and the software will be used to perform the function intended. Costs related to preliminary project activities and post implementation activities are expensed as incurred. Capitalized internal-use software development costs are included in property and equipment and are amortized on a straight-line basis over the applicable software’s estimated useful life once it is ready for its intended use. Costs incurred for enhancements that are expected to result in additional material functionality are capitalized.

(l)	Fair value of financial instruments:

Fair value accounting establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Fair value is defined as an exchange price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Assets and liabilities measured at fair value are classified into the following categories based on the inputs used to measure fair value:

•	(Level 1) - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;
•	(Level 2) - Inputs other than quoted prices in active markets that are observable for the asset or liability, either directly or indirectly; and,
•	(Level 3) - Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by accounting guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. In addition to unobservable inputs, the valuation models for Level 3 financial instruments typically also rely on a number of inputs that are readily observable, either directly or indirectly. The Company’s assessment of a particular input to the fair value measurement requires management to make judgments and consider factors specific to the asset or liability. The fair value hierarchy requires the use of observable market data when available in determining fair value. The Company recognizes transfers between levels within the fair value hierarchy, if any, at the end of each period. There were no transfers between levels during the periods presented. The Company had no material non-financial assets valued on a non-recurring basis that resulted in an impairment in any period presented.

3.Significant accounting policies: (continued)

(m)	Redeemable convertible preferred shares:

The Company classifies redeemable convertible preferred shares as temporary equity due to the contingently redeemable attributes of the preferred shares. The Company records such redeemable convertible preferred shares at fair value upon issuance, net of any issuance costs and records this outside of shareholders’ deficiency. The redeemable convertible preferred shares are not redeemable currently, and the Company has determined it is not probable that they will become redeemable. As such, remeasurement is not necessary until the redeemable convertible preferred shares are redeemable, or it is probable that they will become redeemable.

(n)	Redeemable convertible preferred shares warrants:

Warrants to purchase shares of the Company’s Class E and Class F redeemable convertible preferred shares are classified as either temporary equity or liability. Warrants with a nominal exercise price are considered in substance outstanding shares since they can be exercised at any time for no consideration and are classified as temporary equity because these shares are contingently redeemable by the holder. Liability classification occurs for all other freestanding warrants on redeemable convertible preferred shares, as the underlying redeemable convertible preferred shares may require the Company to transfer assets, and because they have an exercise price denominated in a currency other then the functional currency of the Company.

The warrants are recorded at fair value upon issuance and the liability classified warrants are remeasured to their estimated fair value at each balance sheet date. Changes in fair value of the warrant liability are recorded in the consolidated statements of operations and comprehensive loss. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the warrants. At that time, the redeemable convertible preferred share warrant liability will be reclassified to redeemable convertible preferred shares or additional paid-in capital, as applicable.

(o)	Common share warrants:

Warrants to purchase shares of the Company’s common shares are either classified as equity or liability. Warrants classified as equity are recognized within additional paid-in capital with no subsequent remeasurement. The amount recognized within additional paid-in capital is determined by allocating proceeds received and issuance costs incurred between the instruments issued based on their relative fair value. Certain warrants are liability classified because they have an exercise price denominated in a currency other then the functional currency of the Company. Consequently, they are not considered indexed to the Company’s own stock and thus are accounted for as derivative liabilities and remeasured to their estimated fair value at each balance sheet date. Changes in fair value of the warrant liability are recorded in the consolidated statements of operations and comprehensive loss.

The Company recognizes a warrant obligation for Class B non-voting common share purchase warrants. The warrant obligation does not meet the criteria to be classified as equity as the number of warrants required to be issued at settlement is not fixed. Refer to note 12 for the accounting of the Class B non-voting common share purchase warrants.

3.Significant accounting policies: (continued)

(p)	SIF contribution liability:

The Company accounts for funds received under the SIF Contribution Agreement by bifurcating the proceeds between a financial liability and government assistance. Under the terms of the SIF Contribution Agreement, the Company is subject to specific default clauses that could result in the Company being required to pay all or a portion of funding received under the agreement. As the resolution of certain default clauses is not solely within the Company’s control, the SIF warrants issued as part of the arrangement do not qualify for equity classification and are classified as liabilities in accordance with ASC 480, Distinguishing Liabilities from Equity.

Funds received under the agreement result in the recognition of a financial liability recorded at fair value and the recognition of government assistance. The portion of those funds related to the financial liability is equal to the fair value warrant liability when the cash is received and the remaining cash received is considered to be government assistance.

The fair value of the financial liability is estimated using both the estimated fair value of the SIF Warrants based on the underlying securities and the amount that would have to be repaid in the event of a default, including the probability of default. The financial liability is remeasured to is estimated fair value at each financial reporting date.

(q)	Foreign currency:

The reporting currency for these consolidated financial statements is USD. The functional currency of the Company and its subsidiaries is the principal currency of the economic environment in which they operate. In accordance with ASC 830 Foreign Currency Matters, the Company translates assets and liabilities from an entity’s functional currency into the reporting currency using the rate in effect at the consolidated balance sheet date, and revenues and expenses are translated at the average rate of exchange throughout the period. Foreign currency translation gains and losses are recognized within a separate component of equity through other comprehensive loss.

Transactions in foreign currencies are translated to the respective functional currencies of each operation using exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency using the exchange rate at that date. Non-monetary assets and liabilities denominated in foreign currencies are translated to the functional currency using historical exchange rates. Gains and losses resulting from foreign currency transactions related to operating activities are included in net loss in the period.

(r)	Share-based payments:

The Company measures share-based payments in accordance with ASC 718, Compensation - Stock Compensation. Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the underlying shares at the grant date with no subsequent remeasurement.

The fair value of stock option awards is measured at the grant date and is estimated using the Black-Scholes valuation model. Share-based payments compensation expense of the equity-settled employee share-based payments is recognized in operating loss over the service period of the award, with the offset in additional paid-in capital within shareholders’ equity.

Share-based payments for liability-classified awards is determined using the same manner as equity-settled transactions, except that the fair value of liability-classified awards is remeasured to fair value at each reporting date through date of settlement, with changes in fair value recognized in the operating loss for the portion of the requisite service period rendered.

The Company records its share-based compensation expense over the requisite service period of employees and records forfeitures as they occur. Details regarding the determination of the fair value of equity-settled and liability-classified share-based transactions are set out in note 14.

3.Significant accounting policies: (continued)

(s)	SAFE liabilities

The Company’s Simple Agreements for Future Equity (“SAFEs”) are accounted for as freestanding financial instruments because they are legally detachable and separately exercisable from any other instruments issued by the Company. Although the SAFEs do not meet the definition of a liability under ASC 480, Distinguishing Liabilities from Equity, the Company determined that they do not qualify for equity classification under ASC 815, Derivatives and Hedging. Specifically, the SAFEs fail the indexation criteria in ASC 815-40 because the number of shares to be issued upon settlement is variable. In addition, the SAFEs include provisions that require cash settlement upon a change of control. As a change of control is considered an event outside the Company’s control, equity classification is precluded under ASC 815-40-25. Accordingly, the SAFEs are classified as liabilities within the consolidated balance sheets.

The SAFEs are initially recognized at fair value on the issuance date. The instruments are subsequently remeasured to fair value at each reporting date, with changes in fair value recognized in within other expense (income) in the consolidated statements of operations.

(t)	Net loss per share:

Basic net loss per share attributable to common shareholders is computed by dividing the net loss attributable to common shareholders by the weighted average number of common shares outstanding for the period, inclusive of contingently issuable common shares issuable for no additional consideration Diluted net loss per share attributable to common shareholders is computed in accordance with the treasury stock method.

For additional information on how the Company calculates net loss per share, refer to note 25.

(u)	Operating segments:

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is considered to be the Chief Executive Officer. The Company has determined that it operates in one operating segment, as the CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. The significant segment expenses reviewed by the CODM are consistent the presentation of expenses as shown in note 20, 21 and 22 within these consolidated financial statements.

The Company’s operations are carried on in the following geographic locations:

	As of December 31
Long-lived assets	2025	2024
Canada	$9,379	$11,590
United Kingdom	—	65
Total	$9,379	$11,655

3.Significant accounting policies: (continued)

(v)	Recently issued and newly adopted accounting pronouncements:
(i)	Accounting pronouncements adopted:

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This ASU expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, the title and position of the CODM, and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for the Company’s annual financial statements for the year ended December 31, 2025. The guidance is applied retrospectively to all prior periods presented in the financial statements. The adoption of this ASU did not materially impact the Company’s segment reporting.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU expands public entities’ income tax disclosures by requiring disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. This ASU will be effective for the Company’s annual financial statements for the fiscal year ended December 31, 2025. The guidance will be applied on a prospective basis with the option to apply the standard retrospectively. The Company adopted this standard prospectively on January 1, 2025, which resulted in expanded income tax disclosures in these consolidated financial statements.

(ii)	Accounting pronouncements not yet adopted:

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income: Expense Disaggregation Disclosures (subtopic 220-40): Disaggregation of Income Statement Expenses, which includes amendments to require the disclosure of certain specific costs and expenses that are included in a relevant expense caption on the face of the income statement. Specific costs and expenses that would be required to be disclosed include: purchases of inventory, employee compensation, depreciation and intangible asset amortization. Additionally, a qualitative description of other items is required, equal to the difference between the relevant expense caption and the separately disclosed specific costs. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, and are applied either prospectively or retrospectively at the option of the Company. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and disclosures.

In December 2025, the FASB issued ASU 2025-10, “Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities.” This update establishes authoritative guidance on the accounting for government grants received by business entities. The standard is effective for our annual and interim reporting periods beginning in 2029, with early adoption permitted. The standard may be applied using a modified prospective, modified retrospective or full retrospective transition approach. We are currently evaluating the timing and method of adoption and assessing the impact of this ASU on our financial statements.

Spring Valley Acquisition III
Redeemable preferred shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K for the period ended December 31, 2025, as filed with the SEC on March 6, 2026 and the Company’s Quarterly Report on Form 10-Q/A (Amendment No. 1) for the quarter ended March 31, 2026, filed with the SEC on September 4, 2026, which restated the Company’s previously issued condensed consolidated financial statements as of and for the three months ended March 31, 2026. The interim results for the three and six months ended June 30, 2026, for the three months ended June 30, 2025 and for the period from March 12, 2025 (inception) through June 30, 2025 are not necessarily indicative of the results to be expected for the year ending December 31, 2026 or for any future periods, including because of the completion of the Business Combination on July 10, 2026 and the basis of presentation of the combined company’s financial statements following the Closing. See Note 1 and Note 11. Subsequent Events.

Principles of Consolidation

As described in Note 1, NewCo was formed on January 19, 2026 as a wholly-owned subsidiary of the Company.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (continued)

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, excluding the subscription agreement liability, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (continued)

Fair value is defined as the price that would be received for the sale of an asset or paid for the transfer of a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Offering Costs

The Company complies with the requirements of the Financial Accounting Standards Board (“FASB”) ASC 340-10-S99 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A, “Expenses of Offering.” Offering costs consist principally of professional and registration fees that are directly related to the Initial Public Offering. FASB ASC 470-20, “Debt with Conversion and Other Options,” addresses the allocation of proceeds from the issuance of convertible debt into its equity and debt components. The Company applies this guidance to allocate Initial Public Offering proceeds from the Units between Class A ordinary shares and warrants, using the residual method by allocating Initial Public Offering proceeds first to assigned value of the warrants and then to the Class A ordinary shares. Offering costs allocated to the Public Shares were charged to temporary equity, and offering costs allocated to Public Warrants (as defined below) and Private Placement Warrants were charged to shareholders’ deficit as the Public and Private Placement Warrants (as defined below), after management’s evaluation, were accounted for under equity treatment.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (continued)

Class A Ordinary Shares Subject to Possible Redemption

The public shares contain a redemption feature which allows for the redemption of such public shares in connection with the Company’s liquidation, or if there is a shareholder vote or tender offer in connection with the Company’s initial Business Combination. In accordance with ASC 480-10-S99, the Company classifies public shares subject to redemption outside of permanent equity as the redemption provisions are not solely within the control of the Company. The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of redeemable shares to equal the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption value. The change in the carrying value of redeemable shares will result in charges against additional paid-in capital (to the extent available) and then to accumulated deficit. The Company has the right to withdraw funds for working capital limited to up to 5% of the interest earned on the Trust Account. As of June 30, 2026, the Company has $334,518 available for withdrawal and withdrawn $242,808 from the Trust Account for working capital. As of December 31, 2025, the Company has $140,482 available for withdrawal and has not withdrawn any funds from the Trust Account for working capital. Accordingly, as of June 30, 2026 and December 31, 2025, Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the Company’s balance sheet. As of June 30, 2026 and December 31, 2025, the Class A ordinary shares subject to possible redemption reflected in the unaudited condensed consolidated balances sheet are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to public warrants	(1,855,333)
Class A ordinary shares issuance cost	(14,190,584)
Plus:
Remeasurement of carrying value to redemption value	18,715,081
Class A ordinary shares subject to possible redemption, December 31, 2025	232,669,164
Plus:
Remeasurement of carrying value to redemption value	1,944,194
Class A ordinary shares subject to possible redemption, March 31, 2026	234,613,358
Plus:
Remeasurement of carrying value to redemption value	1,973,142
Class A ordinary shares subject to possible redemption, June 30, 2026	$236,586,500

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carryforwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of June 30, 2026 and December 31, 2025. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company has been subject to income tax examinations by major taxing authorities since inception.

The Company is considered an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (continued)

Warrant Instruments

The Company accounted for the Public and Private Placement Warrants issued in connection with the Initial Public Offering and the private placement in accordance with the guidance contained in FASB ASC Topic 815, “Derivatives and Hedging.” Accordingly, the Company evaluated and classified the warrant instruments under equity treatment at their assigned values. There are 7,666,667 Public Warrants and 7,046,111 Private Placement Warrants currently outstanding as of June 30, 2026 and December 31, 2025.

Net loss per Ordinary Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Income and losses are shared pro rata to the shares. Net income (loss) per Ordinary Share is computed by dividing net income (loss) by the weighted average number of Ordinary Shares outstanding for the period. Accretion associated with the redeemable Ordinary Shares is excluded from net income (loss) per Ordinary Share as the redemption value approximates fair value.

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”).

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $500 in cash and $749,312 cash equivalents as of December 31, 2025.

Investments Held in Trust Account

The Company’s portfolio of investments is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the Trust Account are comprised of U.S. government securities, the investments are classified as trading securities. In contrast, when the investments held in Trust Account are comprised of money market funds, these are recognized at fair value. Trading securities and investments in money market funds are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities are included in income from investments held in the Trust Account in the accompanying statement of operations. The estimated fair values of investments held in the Trust Account are determined using available market information. As of December 31, 2025, the assets held in the Trust Account were in money market funds.

The Company has the right to withdraw funds for working capital limited to up to 5% of the interest earned on the Trust Account, as of December 31, 2025 the Company has $140,482 available for withdrawal and has not withdrawn any funds from the Trust Account for working capital.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Fair value is defined as the price that would be received for the sale of an asset or paid for the transfer of a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
●Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Offering Costs

The Company complies with the requirements of the Financial Accounting Standards Board (“FASB”) ASC 340-10-S99 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A, “Expenses of Offering.” Offering costs consist principally of professional and registration fees that are directly related to the Initial Public Offering. FASB ASC 470-20, “Debt with Conversion and Other Options,”

addresses the allocation of proceeds from the issuance of convertible debt into its equity and debt components. The Company applies this guidance to allocate Initial Public Offering proceeds from the Units between Class A ordinary shares and warrants, using the residual method by allocating Initial Public Offering proceeds first to assigned value of the warrants and then to the Class A ordinary shares. Offering costs allocated to the Public Shares were charged to temporary equity, and offering costs allocated to Public Warrants (as defined below) and Private Placement Warrants were charged to shareholders’ deficit as the Public and Private Placement Warrants (as defined below), after management’s evaluation, were accounted for under equity treatment.

Class A Ordinary Shares Subject to Possible Redemption

The public shares contain a redemption feature which allows for the redemption of such public shares in connection with the Company’s liquidation, or if there is a shareholder vote or tender offer in connection with the Company’s initial Business Combination. In accordance with ASC 480-10-S99, the Company classifies public shares subject to redemption outside of permanent equity as the redemption provisions are not solely within the control of the Company. The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of redeemable shares to equal the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption value. The change in the carrying value of redeemable shares will result in charges against additional paid-in capital (to the extent available) and then to accumulated deficit. The Company has the right to withdraw funds for working capital limited to up to 5% of the interest earned on the Trust Account. As of December 31, 2025 the Company has $140,482 available for withdrawal and has not withdrawn any funds from the Trust Account for working capital. Accordingly, as of December 31, 2025, Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the Company’s balance sheet. As of December 31, 2025, the Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to public warrants	(1,855,333)
Class A ordinary shares issuance cost	(14,190,584)
Plus:
Remeasurement of carrying value to redemption value	18,715,081
Class A ordinary shares subject to possible redemption, December 31, 2025	$232,669,164

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carryforwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2025. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company has been subject to income tax examinations by major taxing authorities since inception.

The Company is considered an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented.

Warrant Instruments

The Company accounted for the Public and Private Placement Warrants issued in connection with the Initial Public Offering and the private placement in accordance with the guidance contained in FASB ASC Topic 815, “Derivatives and Hedging.” Accordingly, the Company evaluated and classified the warrant instruments under equity treatment at their assigned values. There are 7,666,667 Public Warrants and 7,046,111 Private Placement Warrants currently outstanding as of December 31, 2025.

Net Income per Ordinary Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Income and losses are shared pro rata to the shares. Net income per Ordinary Share is computed by dividing net income by the weighted average number of Ordinary Shares outstanding for the period. Accretion associated with the redeemable Ordinary Shares is excluded from net income per Ordinary Share as the redemption value approximates fair value.

The calculation of diluted income per Ordinary Share does not consider the effect of the Warrants issued in connection with the (i) Initial Public Offering, (ii) the exercise of the over-allotment option and (iii) Private Placement, since the average price of the Ordinary Shares for the period from March 12, 2025 (inception) through December 31, 2025 was less than the exercise price and therefore, the inclusion of such Warrants under the Treasury stock method would be anti-dilutive and the exercise is contingent upon the occurrence of future events.

The following tables reflect the calculation of basic and diluted net income per Ordinary Share:

	For the Period from
	March 12, 2025 (Inception) Through
	December 31, 2025
	Class A ordinary
	shares	Class B ordinary
	subject to	shares not
	possible	subject to
	redemption	redemption
Basic net income per share:
Numerator:
Allocation of net income	$1,331,560	$1,027,740
Denominator:
Basic weighted-average shares outstanding	9,153,061	7,064,626
Basic net income per ordinary share	$0.15	$0.15

	For the Period from
	March 12, 2025 (Inception) Through
	December 31, 2025
		Non-
	Class A	Redeemable
	Redeemable	Class A and B
	Ordinary	Ordinary
	Shares	Shares
Diluted net income per share:
Numerator:
Allocation of net income	$1,313,380	$1,045,920
Denominator:
Diluted weighted-average shares outstanding	9,153,061	7,289,116
Diluted net income per ordinary share	$0.14	$0.14

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.